Note 1 - Basis of Presentation and General Information:	12 Months Ended
Dec. 31, 2011
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
 1.        Basis of Presentation and General Information:

The accompanying consolidated financial statements include the accounts of Top Ships Inc. (formerly Top Tankers Inc. and Ocean Holdings Inc.) and its wholly owned subsidiaries (collectively the "Company"). Ocean Holdings Inc. was formed on January 10, 2000, under the laws of Marshall Islands, was renamed to Top Tankers Inc. and Top Ships Inc. in May 2004 and December 2007 respectively.

Top Ships Inc. is the sole owner of all outstanding shares of the following subsidiaries with vessels in operations, vessels under lease and other active companies as of December 31, 2011. The following list is not exhaustive as the Company has other subsidiaries relating to vessels that have been sold.

	Shipowning Companies with vessels in operations at December 31, 2011	Date of Incorporation	Country of Incorporation	Vessel
1	Jeke Shipping Company Limited ("Jeke")	July 2007	Liberia	Evian (acquired February 2008) (Note 9, 10)
2	Warhol Shipping Company Limited ("Warhol")	July 2008	Liberia	Miss Marilena (delivered February 2009) (Note 9)
3	Lichtenstein Shipping Company Limited ("Lichtenstein")	July 2008	Liberia	Lichtenstein (delivered February 2009) (Note 9)
4	Banksy Shipping Company Limited ("Banksy")	July 2008	Liberia	UACC Sila (delivered March 2009) (Note 9)
5	Indiana R Shipping Company Limited ("Indiana R")	July 2008	Liberia	UACC Shams (delivered March 2009) (Note 9)
6	Britto Shipping Company Limited ("Britto")	July 2008	Liberia	Britto (delivered May 2009) (Note 9)
7	Hongbo Shipping Company Limited ("Hongbo")	July 2008	Liberia	Hongbo (delivered August 2009) (Note 9)
	Other Companies	Date of Incorporation	Country of Incorporation	Activity
8	Top Tankers (U.K.) Limited	January 2005	England and Wales	Representative office in London
9	TOP Tanker Management Inc.	May 2004	Marshall Islands	Management Company

The Company is an international provider of worldwide seaborne crude oil and petroleum products transportation services and of drybulk transportation services, through the ownership and operation of the vessels mentioned above. As of December 31, 2011 the Company determined that our Drybulk Business should be reflected as discontinued operations (Note 4). We have included the financial results of the Drybulk Business in discontinued operations for all periods presented. In the future, we may reinvest in the drybulk sector with the acquisition of more recently built drybulk carriers with configurations better suited to employment in the current drybulk charter market, subject to market conditions, including the availability of suitable vessels to purchase.

During 2009, 2010, and 2011, three, three and five charterers individually accounted for more than 10% of the Company's revenues as follows:

Charterer	Year Ended December 31,
	2009	2010	2011
A	22%		11%
B	18%	19%
C		17%	20%
D	14%	16%	12%
E			12%
F			13%

Management of Company Vessels

As of December 31 2011, the Company had outsourced to Central Mare, a related party controlled by the family of the Company's Chief Executive Officer, all operational, technical and commercial functions relating to the chartering and operation of Company vessels, pursuant to a letter agreement concluded between Central Mare and the Company and management agreements concluded between Central Mare and the Company's vessel-owning subsidiaries on July 1, 2010.  The letter agreement was amended on January 1, 2012 resulting in a decrease in the fixed management fees (accounting and reporting fee), with all other terms remaining unchanged.

In relation to M/T Delos in 2010 the Company had outsourced technical management and crewing to TMS Tankers whereas operational monitoring of the vessel was outsourced to Central Mare, a related party, both agreements effective from October 1, 2010. In June 1, 2011 the Company transferred the full management of M/T Delos to International Ship Management, a related party (Note 5) up to the date of the vessels lease termination on October 15, 2011.

Up to July 1, 2010, TOP Tanker Management Inc. was responsible for all of the chartering, operational and technical management of the Company's fleet for a fixed monthly fee per vessel.

Top Tanker Management had been subcontracting the day to day technical management of certain vessels to unaffiliated ship management companies (collectively the "sub-managers"). The sub-managers provided day to day operational and technical services to the Company's vessels at a fixed monthly fee per vessel. The last agreement with V. Ships Management Limited was terminated on July 10, 2010 and the agreement with Interorient Maritime Enterprises Inc. was also terminated on June 30, 2010.

As of December 31, 2010 and 2011 the amount due to the sub-managers totaled $655 and $447 respectively and is included in Accounts Payable in the accompanying consolidated balance sheets.

As of December 31, 2010 and 2011 the net amount due to Central Mare was $1,797 and $1,553 respectively and is included in Due to related parties, which are separately presented in the accompanying December 31, 2011 consolidated balance sheets (Note 5). Also as of December 31, 2011 the amount due to International Ship management was $8, and is included in Due to related parties, which is separately presented in the accompanying consolidated condensed balance sheets (Note 5). Together these payables comprise of the Due to related parties line item.

Management fees paid to related parties and management fees paid to third parties are being presented separately in the accompanying consolidated statements of operations and are summarized as follows:

	December 31, 2009	December 31, 2010	December 31, 2011
Management Fees –Related Parties
Central Mare Inc (Note 5)		1,666	3,263
Titan Owning Company Ltd ("TMS Tankers") *		138
International Shipmanagement Inc			155
Total	-	1,804	3,418
Management Fees –Third Parties
ST Shipping and Transport Pte. limited		9	10
Titan Owning Company Ltd ("TMS Tankers")			384
Heidmar Inc			45
Interorient	11	11	0
V. Ships Management limited	327	99	0
Total	338	119	439

* Titan Owning Company Ltd ("TMS Tankers") was a related party in 2010, but is a related party no more as of December 31, 2011, since TMS's shareholders own less than 5% shares of the company.